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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-03826

AIM Sector Funds (Invesco Sector Funds)
(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Address of principal executive offices) (Zip code)

Sheri Morris 11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(713) 626-1919

Date of fiscal year end:	04/30

Date of reporting period:	7/31/16

Item 1. Schedule of Investments.

Invesco American Value Fund

Quarterly Schedule of Portfolio Holdings

July 31, 2016

invesco.com/us	VK-AMVA-QTR-1 07/16	Invesco Advisers, Inc.

Schedule of Investments(a)

July 31, 2016

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–99.41%

Aerospace & Defense–2.99%

Textron Inc.	1,559,162	$60,807,318

Alternative Carriers–1.84%

Level 3 Communications, Inc. (b)	738,016	37,343,610

Apparel Retail–1.39%

Ascena Retail Group, Inc. (b)	3,472,277	28,229,612

Application Software–2.37%

Citrix Systems, Inc. (b)	539,744	48,107,383

Auto Parts & Equipment–4.11%

Johnson Controls, Inc.	1,819,882	83,568,981

Automotive Retail–2.65%

Advance Auto Parts, Inc.	316,713	53,796,870

Broadcasting–2.38%

TEGNA Inc.	2,211,066	48,422,345

Building Products–4.05%

Masco Corp.	1,145,551	41,789,700
Owens Corning	768,170	40,643,875
		82,433,575

Communications Equipment–2.68%

Ciena Corp. (b)	2,844,164	54,579,507

Construction & Engineering–2.61%

Fluor Corp.	991,911	53,087,077

Construction Materials–2.76%

Eagle Materials Inc.	668,586	56,127,795

Diversified Banks–2.03%

Comerica Inc.	914,098	41,353,794

Diversified Chemicals–2.58%

Eastman Chemical Co.	805,925	52,570,488

Diversified REIT’s–3.67%

Forest City Realty Trust, Inc. -Class A	3,158,592	74,700,701

Electric Utilities–2.49%

Edison International	653,594	50,575,104

Electronic Equipment & Instruments–3.84%

Keysight Technologies, Inc. (b)	1,622,184	47,432,660
Zebra Technologies Corp. -Class A (b)	579,314	30,709,435
		78,142,095

Environmental & Facilities Services–2.05%

Clean Harbors, Inc. (b)	809,974	41,648,863

Health Care Distributors–1.00%

AmerisourceBergen Corp.	237,586	20,239,951

	Shares	Value

Health Care Facilities–7.74%

Brookdale Senior Living Inc. (b)	2,460,928	$45,453,340
HealthSouth Corp.	1,251,857	53,892,444
Universal Health Services, Inc. -Class B	449,012	58,160,524
		157,506,308

Heavy Electrical Equipment–0.60%

Babcock & Wilcox Enterprises, Inc. (b)	800,999	12,303,345

Hotels, Resorts & Cruise Lines–2.47%

Royal Caribbean Cruises Ltd.	694,894	50,338,121

Industrial Machinery–2.74%

Ingersoll-Rand PLC	840,591	55,697,560

Insurance Brokers–5.33%

Arthur J. Gallagher & Co.	941,353	46,305,154
Willis Towers Watson PLC	501,735	62,024,481
		108,329,635

Investment Banking & Brokerage–1.91%

Stifel Financial Corp. (b)	1,100,013	38,885,460

IT Consulting & Other Services–2.31%

Teradata Corp. (b)	1,654,927	46,966,828

Multi-Utilities–1.02%

CenterPoint Energy, Inc.	864,622	20,681,758

Oil & Gas Equipment & Services–3.44%

Amec Foster Wheeler PLC (United Kingdom)	3,224,602	19,187,751
Amec Foster Wheeler PLC -ADR (United Kingdom)	142,420	837,430
Baker Hughes Inc.	1,043,897	49,929,593
		69,954,774

Oil & Gas Exploration & Production–3.14%

Devon Energy Corp.	1,668,515	63,870,754

Oil & Gas Storage & Transportation–1.10%

Williams Cos., Inc. (The)	934,671	22,404,064

Packaged Foods & Meats–2.91%

ConAgra Foods, Inc.	1,263,692	59,090,238

Property & Casualty Insurance–2.97%

FNF Group	1,604,590	60,444,905

Regional Banks–6.76%

BB&T Corp.	1,559,325	57,492,313
Wintrust Financial Corp.	1,132,732	59,808,250
Zions Bancorp.	721,246	20,108,338
		137,408,901

Retail REIT’s–2.10%

Kimco Realty Corp.	1,331,018	42,725,678

See accompanying notes which are an integral part of this schedule.

Invesco American Value Fund

	Shares	Value

Specialty Chemicals–1.96%

W.R. Grace & Co.	532,306	$39,853,750

Technology Hardware, Storage & Peripherals–1.78%

Diebold, Inc.	1,280,387	36,158,129

Trucking–1.64%

Swift Transportation Co. (b)	1,736,516	33,427,933
Total Common Stocks & Other Equity Interests (Cost $1,845,862,915)		2,021,783,210

	Shares	Value

Money Market Funds–1.52%
Liquid Assets Portfolio –Institutional Class, 0.40% (c)	15,464,440	$15,464,440
Premier Portfolio –Institutional Class, 0.36% (c)	15,464,440	15,464,440
Total Money Market Funds (Cost $30,928,880)		30,928,880
TOTAL INVESTMENTS–100.93% (Cost $1,876,791,795)		2,052,712,090
OTHER ASSETS LESS LIABILITIES–(0.93)%		(18,934,570)
NET ASSETS–100.00%		$2,033,777,520

Investment Abbreviations:

ADR—American Depositary Receipt

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of July 31, 2016.

See accompanying notes which are an integral part of this schedule.

Invesco American Value Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2016

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco American Value Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign

Invesco American Value Fund

E.	Forward Foreign Currency Contracts – (continued)

currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of July 31, 2016. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$2,033,524,339	$19,187,751	$—	$2,052,712,090

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended July 31, 2016 was $217,845,992 and $265,366,559, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$311,840,139
Aggregate unrealized (depreciation) of investment securities	(137,885,894)
Net unrealized appreciation of investment securities	$173,954,245
Cost of investments for tax purposes is $1,878,757,845.

Invesco American Value Fund

Invesco Comstock Fund

Quarterly Schedule of Portfolio Holdings

July 31, 2016

invesco.com/us	VK-COM-QTR-1 07/16	Invesco Advisers, Inc.

Schedule of Investments(a)

July 31, 2016

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–97.53%

Aerospace & Defense–1.28%

Textron Inc.	3,901,477	$152,157,603

Aluminum–1.04%

Alcoa Inc.	11,644,768	123,667,436

Application Software–0.70%

Citrix Systems, Inc. (b)	934,846	83,322,824

Asset Management & Custody Banks–2.81%

Bank of New York Mellon Corp. (The)	3,337,473	131,496,436
State Street Corp.	3,078,607	202,510,769
		334,007,205

Auto Parts & Equipment–2.00%

Johnson Controls, Inc.	5,177,714	237,760,627

Automobile Manufacturers–1.78%

General Motors Co.	6,698,052	211,256,560

Automotive Retail–0.34%

Advance Auto Parts, Inc.	237,338	40,314,233

Biotechnology–2.38%

AbbVie Inc.	1,393,850	92,314,685
Biogen Inc. (b)	428,461	124,223,698
Gilead Sciences, Inc.	833,079	66,204,788
		282,743,171

Broadcasting–0.49%

CBS Corp. -Class B	1,109,851	57,956,419

Cable & Satellite–2.57%

Charter Communications, Inc. -Class A (b)	327,197	76,848,759
Comcast Corp. -Class A	3,390,486	228,010,184
		304,858,943

Communications Equipment–2.66%

Cisco Systems, Inc.	10,338,918	315,647,167

Construction Machinery & Heavy Trucks–1.86%

Caterpillar Inc.	2,666,969	220,718,354

Consumer Finance–1.32%

Ally Financial Inc.	8,706,223	157,060,263

Data Processing & Outsourced Services–0.69%

PayPal Holdings, Inc. (b)	2,200,223	81,936,305

Department Stores–0.53%

Kohl’s Corp.	1,508,224	62,727,036

Diversified Banks–13.70%

Bank of America Corp.	24,136,739	349,741,348
Citigroup Inc.	12,317,686	539,637,824

	Shares	Value

Diversified Banks–(continued)

JPMorgan Chase & Co.	7,296,092	$466,731,005
U.S. Bancorp	1,184,519	49,951,166
Wells Fargo & Co.	4,611,646	221,220,659
		1,627,282,002

Drug Retail–0.46%

CVS Health Corp.	589,517	54,660,016

Electric Utilities–0.81%

FirstEnergy Corp.	1,328,966	46,407,493
PG&E Corp.	775,047	49,556,505
		95,963,998

Electrical Components & Equipment–1.17%

Emerson Electric Co.	2,497,292	139,598,623

Fertilizers & Agricultural Chemicals–0.44%

CF Industries Holdings, Inc.	2,118,941	52,295,464

General Merchandise Stores–1.16%

Target Corp.	1,836,596	138,350,777

Health Care Equipment–0.89%

Medtronic PLC	1,210,428	106,069,806

Health Care Services–0.69%

Express Scripts Holding Co. (b)	1,085,907	82,604,945

Hotels, Resorts & Cruise Lines–2.63%

Carnival Corp.	6,696,064	312,840,110

Hypermarkets & Super Centers–1.13%

Wal-Mart Stores, Inc.	1,840,928	134,332,516

Industrial Conglomerates–1.41%

General Electric Co.	5,364,026	167,035,770

Industrial Machinery–0.67%

Ingersoll-Rand PLC	1,208,377	80,067,060

Integrated Oil & Gas–8.83%

BP PLC -ADR (United Kingdom)	6,233,183	214,421,495
Chevron Corp.	2,013,841	206,378,426
Occidental Petroleum Corp.	1,582,442	118,255,891
Royal Dutch Shell PLC -Class A -ADR (United Kingdom)	4,743,474	245,664,518
Suncor Energy, Inc. (Canada)	9,811,447	264,026,039
		1,048,746,369

Integrated Telecommunication Services–0.93%

Frontier Communications Corp.	21,321,799	110,873,355

Internet Software & Services–2.06%

eBay Inc. (b)	6,682,868	208,238,167
Yahoo! Inc. (b)	947,750	36,194,572
		244,432,739

See accompanying notes which are an integral part of this schedule.

Invesco Comstock Fund

	Shares	Value

Investment Banking & Brokerage–2.34%
Goldman Sachs Group, Inc. (The)	664,410	$105,514,952
Morgan Stanley	6,001,864	172,433,553
		277,948,505

Life & Health Insurance–2.92%

Aflac, Inc.	2,275,616	164,481,524
MetLife, Inc.	4,273,062	182,630,670
		347,112,194

Managed Health Care–1.04%

Anthem, Inc.	943,362	123,901,165

Movies & Entertainment–3.01%
Time Warner Inc.	768,636	58,915,949
Twenty-First Century Fox, Inc. -Class B	4,821,257	130,318,577
Viacom Inc. -Class B	3,707,986	168,602,124
		357,836,650

Multi-Line Insurance–1.20%

American International Group, Inc.	2,615,829	142,405,731

Oil & Gas Equipment & Services–2.25%
Halliburton Co.	2,920,354	127,502,656
Weatherford International PLC (b)	24,586,008	139,648,525
		267,151,181

Oil & Gas Exploration & Production–4.81%

Canadian Natural Resources Ltd. (Canada)	3,361,006	101,776,127
Devon Energy Corp.	4,763,034	182,328,941
Hess Corp.	2,469,198	132,472,473
Marathon Oil Corp.	3,702,280	50,499,099
QEP Resources Inc.	5,724,617	104,188,029
		571,264,669

Packaged Foods & Meats–0.33%

Mondelez International, Inc. -Class A	884,894	38,917,638

Paper Packaging–0.80%

International Paper Co.	2,080,718	95,317,692

Personal Products–0.62%

Unilever N.V. -New York Shares (United Kingdom)	1,597,254	73,665,354

Pharmaceuticals–6.35%
Merck & Co., Inc.	2,990,270	175,409,238
Novartis AG (Switzerland)	1,446,393	119,836,317
Pfizer Inc.	7,311,249	269,711,976
Sanofi -ADR (France)	4,451,553	189,769,704
		754,727,235

Property & Casualty Insurance–1.44%

Allstate Corp. (The)	2,497,177	170,632,104

Regional Banks–3.77%
Citizens Financial Group Inc.	4,171,305	93,145,241
Fifth Third Bancorp	9,088,293	172,495,801

	Shares	Value

Regional Banks–(continued)
PNC Financial Services Group, Inc. (The)	2,209,334	$182,601,455
		448,242,497

Semiconductors–1.53%

Intel Corp.	4,792,971	167,082,969
QUALCOMM, Inc.	226,428	14,169,864
		181,252,833

Soft Drinks–0.47%

Coca-Cola Co. (The)	1,288,542	56,219,087

Systems Software–2.59%
Microsoft Corp.	3,540,320	200,665,338
Symantec Corp.	5,263,292	107,529,055
		308,194,393

Technology Hardware, Storage & Peripherals–2.13%

HP Inc.	5,079,616	71,165,420
NetApp, Inc.	6,909,740	182,071,649
		253,237,069

Wireless Telecommunication Services–0.50%

Vodafone Group PLC (United Kingdom)	19,445,772	59,066,929
Total Common Stocks & Other Equity Interests (Cost $10,406,195,646)		11,588,380,622

Money Market Funds–2.37%
Liquid Assets Portfolio –Institutional Class, 0.40% (c)	141,029,120	141,029,120
Premier Portfolio –Institutional Class, 0.36% (c)	141,029,120	141,029,120
Total Money Market Funds (Cost $282,058,240)		282,058,240
TOTAL INVESTMENTS–99.90% (Cost $10,688,253,886)		11,870,438,862
OTHER ASSETS LESS LIABILITIES–0.10%		11,635,626
NET ASSETS–100.00%		$11,882,074,488
Investment Abbreviations:

ADR	—American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of July 31, 2016.

See accompanying notes which are an integral part of this schedule.

Invesco Comstock Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2016

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco Comstock Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign

Invesco Comstock Fund

E.	Forward Foreign Currency Contracts – (continued)

currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of July 31, 2016. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$11,870,438,862	$—	$—	$11,870,438,862
Forward Foreign Currency Contracts*	—	(2,739,182)	—	(2,739,182)
Total Investments	$11,870,438,862	$(2,739,182)	$—	$11,867,699,680

* Unrealized appreciation (depreciation).

Invesco Comstock Fund

NOTE 3 — Derivative Investments

Open Forward Foreign Currency Contracts
							Unrealized
Settlement		Contract to				Notional	Appreciation
Date	Counterparty	Deliver		Receive		Value	(Depreciation)
08/19/16	Barclays Bank PLC	CAD	104,882,779	USD	80,881,264	$80,336,100	$545,164
08/19/16	Barclays Bank PLC	CHF	24,702,688	USD	25,184,518	25,519,688	(335,170)
08/19/16	Barclays Bank PLC	EUR	80,270,741	USD	89,002,191	89,804,762	(802,571)
08/19/16	Barclays Bank PLC	GBP	46,094,707	USD	61,163,666	61,014,826	148,840
08/19/16	CIBC World Markets Corp.	CAD	104,879,612	USD	80,714,498	80,333,674	380,824
08/19/16	CIBC World Markets Corp.	CHF	24,702,687	USD	25,187,291	25,519,687	(332,396)
08/19/16	CIBC World Markets Corp.	EUR	80,270,741	USD	88,991,114	89,804,762	(813,648)
08/19/16	CIBC World Markets Corp.	GBP	46,017,529	USD	61,056,748	60,912,667	144,081
08/19/16	Deutsche Bank Securities Inc.	EUR	79,736,968	USD	88,378,063	89,207,591	(829,528)
08/19/16	Goldman Sachs International	CAD	104,882,779	USD	80,902,289	80,336,100	566,189
08/19/16	Goldman Sachs International	CHF	24,676,963	USD	25,150,164	25,493,113	(342,949)
08/19/16	Goldman Sachs International	EUR	80,270,741	USD	89,010,941	89,804,762	(793,821)
08/19/16	Goldman Sachs International	GBP	46,017,528	USD	61,058,771	60,912,665	146,106
08/19/16	RBC Capital Markets Corp.	CAD	104,882,780	USD	80,938,063	80,336,100	601,963
08/19/16	RBC Capital Markets Corp.	CHF	24,702,688	USD	25,185,365	25,519,688	(334,323)
08/19/16	RBC Capital Markets Corp.	EUR	80,270,741	USD	88,984,933	89,804,762	(819,829)
08/19/16	RBC Capital Markets Corp.	GBP	46,017,529	USD	61,044,553	60,912,667	131,886
Total Forward Foreign Currency Contracts - Currency Risk							$(2,739,182)

Currency Abbreviations:

CAD	— Canadian Dollar	GBP	— British Pound Sterling

CHF	— Swiss Franc	USD	— U.S. Dollar

EUR	— Euro

NOTE 4 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended July 31, 2016 was $616,676,049 and $875,239,318, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$2,071,691,985
Aggregate unrealized (depreciation) of investment securities	(896,682,546)
Net unrealized appreciation of investment securities	$1,175,009,439
Cost of investments for tax purposes is $10,695,429,423.

Invesco Comstock Fund

Invesco Dividend Income Fund

Quarterly Schedule of Portfolio Holdings

July 31, 2016

invesco.com/us	I-DIVI-QTR-1 07/16	Invesco Advisers, Inc.

Schedule of Investments(a)

July 31, 2016

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–80.47%

Aerospace & Defense–1.56%

General Dynamics Corp.	72,170	$10,601,051
Lockheed Martin Corp.	87,568	22,131,061
		32,732,112

Air Freight & Logistics–0.24%

United Parcel Service, Inc. -Class B	46,340	5,009,354

Asset Management & Custody Banks–1.63%

Federated Investors, Inc. -Class B	503,644	15,900,041
Waddell & Reed Financial, Inc. -Class A	1,011,084	18,462,394
		34,362,435

Department Stores–0.21%

Marks & Spencer Group PLC (United Kingdom)	1,070,109	4,521,357

Drug Retail–0.74%

Walgreens Boots Alliance, Inc.	195,878	15,523,331

Electric Utilities–7.17%

American Electric Power Co., Inc.	129,832	8,997,358
Duke Energy Corp.	415,433	35,556,910
Exelon Corp.	1,171,648	43,679,037
Pinnacle West Capital Corp.	260,788	20,568,350
Portland General Electric Co.	625,934	27,334,538
Xcel Energy, Inc.	334,003	14,689,452
		150,825,645

Electrical Components & Equipment–1.82%

ABB Ltd. (Switzerland)	800,599	17,016,446
Emerson Electric Co.	381,565	21,329,483
		38,345,929

Food Distributors–0.76%

Sysco Corp.	309,768	16,042,885

Gas Utilities–4.53%

National Fuel Gas Co.	480,159	27,133,785
Southwest Gas Corp.	262,591	20,350,803
WGL Holdings Inc.	675,490	47,817,937
		95,302,525

General Merchandise Stores–1.45%

Target Corp.	406,548	30,625,261

Household Products–3.35%

Kimberly-Clark Corp.	71,058	9,205,564
Procter & Gamble Co. (The)	716,091	61,290,229
		70,495,793

	Shares	Value

Industrial Machinery–1.34%

Kennametal Inc.	1,132,414	$28,151,812

Integrated Oil & Gas–6.51%

Exxon Mobil Corp.	350,357	31,164,255
Royal Dutch Shell PLC -Class B (United Kingdom)	650,810	17,318,822
Suncor Energy, Inc. (Canada)	1,929,017	51,913,197
TOTAL S.A. (France)	762,856	36,665,275
		137,061,549

Integrated Telecommunication Services–8.48%

AT&T Inc.	1,220,031	52,815,142
BT Group PLC (United Kingdom)	6,038,201	32,834,917
CenturyLink Inc.	494,695	15,553,211
Deutsche Telekom AG (Germany)	1,983,789	33,762,633
Verizon Communications Inc.	787,682	43,645,460
		178,611,363

Motorcycle Manufacturers–1.11%

Harley-Davidson, Inc.	441,698	23,374,658

Multi-Utilities–7.09%

CMS Energy Corp.	366,826	16,573,199
Dominion Resources, Inc.	711,349	55,499,449
DTE Energy Co.	120,213	11,723,172
National Grid PLC (United Kingdom)	763,174	10,946,363
Public Service Enterprise Group Inc.	965,376	44,416,950
Sempra Energy	90,225	10,094,373
		149,253,506

Packaged Foods & Meats–5.14%

Campbell Soup Co.	395,948	24,655,682
General Mills, Inc.	634,472	45,612,192
Kraft Heinz Co. (The)	438,403	37,873,635
		108,141,509

Paper Packaging–2.63%

International Paper Co.	831,168	38,075,806
Sonoco Products Co.	338,344	17,231,860
		55,307,666

Pharmaceuticals–5.73%

Bristol-Myers Squibb Co.	324,579	24,281,755
Eli Lilly and Co.	363,283	30,112,528
Johnson & Johnson	124,623	15,606,538
Merck & Co., Inc.	864,064	50,685,994
		120,686,815

Property & Casualty Insurance–1.14%

Travelers Cos., Inc. (The)	207,307	24,093,220

See accompanying notes which are an integral part of this schedule.

Invesco Dividend Income Fund

	Shares	Value

Regional Banks–5.23%

Cullen/Frost Bankers, Inc.	408,922	$27,761,714
M&T Bank Corp.	483,137	55,348,175
Prosperity Bancshares, Inc.	529,489	27,051,593
		110,161,482

Restaurants–2.40%

Darden Restaurants, Inc.	167,669	10,321,704
McDonald’s Corp.	341,645	40,194,534
		50,516,238

Semiconductors–3.37%

Linear Technology Corp.	551,184	33,065,528
Microchip Technology Inc.	682,286	37,962,393
		71,027,921

Soft Drinks–2.64%

Coca-Cola Co. (The)	1,271,464	55,473,974

Specialized REIT’s–1.78%

Weyerhaeuser Co.	1,142,048	37,367,811

Tobacco–2.42%

Altria Group, Inc.	351,811	23,817,605
Philip Morris International Inc.	271,310	27,201,540
		51,019,145
Total Common Stocks & Other Equity Interests (Cost $1,432,007,101)		1,694,035,296

	Shares	Value

Money Market Funds–21.66%

Liquid Assets Portfolio –Institutional Class, 0.40% (b)	227,940,887	$ 227,940,887
Premier Portfolio –Institutional Class, 0.36% (b)	227,940,887	227,940,887
Total Money Market Funds (Cost $455,881,774)		455,881,774
TOTAL INVESTMENTS–102.13% (Cost $1,887,888,875)		2,149,917,070
OTHER ASSETS LESS LIABILITIES–(2.13)%		(44,850,111)
NET ASSETS–100.00%		$ 2,105,066,959

Investment Abbreviations:

REIT	— Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of July 31, 2016.

See accompanying notes which are an integral part of this schedule.

Invesco Dividend Income Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2016

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco Dividend Income Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign

Invesco Dividend Income Fund

E.	Forward Foreign Currency Contracts – (continued)

currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of July 31, 2016. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$2,052,151,693	$97,765,377	$—	$2,149,917,070
Forward Foreign Currency Contracts*	—	(612,294)	—	(612,294)
Total Investments	$2,052,151,693	$97,153,083	$—	$2,149,304,776

* Unrealized appreciation (depreciation).

Invesco Dividend Income Fund

NOTE 3 — Derivative Investments

Open Forward Foreign Currency Contracts
Settlement		Contract to				Notional	Unrealized Appreciation
Date	Counterparty	Deliver		Receive		Value	(Depreciation)
09/23/2016	Citigroup Global Markets Inc.	CAD	10,816,039	USD	8,267,598	$8,285,916	$(18,318)
09/23/2016	Citigroup Global Markets Inc.	EUR	11,531,834	USD	12,719,706	12,922,232	(202,526)
09/23/2016	Deutsche Bank Securities Inc.	CAD	13,076,596	USD	9,989,311	10,017,676	(28,365)
09/23/2016	Deutsche Bank Securities Inc.	EUR	10,210,163	USD	11,269,275	11,441,207	(171,932)
09/23/2016	Goldman Sachs International	CAD	10,645,856	USD	8,133,971	8,155,543	(21,572)
09/23/2016	Goldman Sachs International	EUR	9,981,025	USD	11,014,860	11,184,441	(169,581)
Total Forward Foreign Currency Contracts—Currency Risk							$(612,294)

Currency Abbreviations:
CAD	— Canadian Dollar

EUR	— Euro

USD	— U.S. Dollar

NOTE 4 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended July 31, 2016 was $500,420,664 and $22,624,367, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$279,511,191
Aggregate unrealized (depreciation) of investment securities	(17,493,319)
Net unrealized appreciation of investment securities	$262,017,872
Cost of investments for tax purposes is $1,887,899,198.

Invesco Dividend Income Fund

Invesco Energy Fund

Quarterly Schedule of Portfolio Holdings

July 31, 2016

invesco.com/us	I-ENE-QTR-1 07/16	Invesco Advisers, Inc.

Schedule of Investments(a)

July 31, 2016

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–97.07%

Integrated Oil & Gas–26.96%

BP PLC -ADR (United Kingdom)	1,039,467	$35,757,665

Cenovus Energy Inc. (Canada)	2,097,123	30,017,407

Chevron Corp.	378,291	38,767,261

Exxon Mobil Corp.	269,606	23,981,454

Occidental Petroleum Corp.	467,045	34,902,273

Royal Dutch Shell PLC -Class A -ADR (United Kingdom)	840,434	43,526,077

Suncor Energy, Inc. (Canada)	1,370,318	36,877,637
		243,829,774

Oil & Gas Drilling–3.80%

Ensco PLC -Class A	1,217,925	11,168,372
Helmerich & Payne, Inc.	374,173	23,187,501
		34,355,873

Oil & Gas Equipment & Services–14.68%

Core Laboratories N.V.	265,421	31,003,827

Halliburton Co.	353,580	15,437,303

Schlumberger Ltd.	568,100	45,743,412

Superior Energy Services, Inc.	1,030,395	16,455,408

Tidewater Inc.	697,196	2,977,027

Weatherford International PLC (b)	3,714,067	21,095,901
		132,712,878

Oil & Gas Exploration & Production–50.09%

Anadarko Petroleum Corp.	496,339	27,065,366

Apache Corp.	801,009	42,052,972

Cabot Oil & Gas Corp.	1,052,989	25,977,239

Canadian Natural Resources Ltd. (Canada)	1,429,616	43,290,842

Cobalt International Energy, Inc. (b)	8,642,284	12,877,003

Concho Resources Inc. (b)	309,974	38,498,771

Continental Resources, Inc. (b)	230,566	10,156,432

Devon Energy Corp.	1,280,555	49,019,645

EOG Resources, Inc.	395,777	32,334,981

Hess Corp.	488,911	26,230,075

Marathon Oil Corp.	109,625	1,495,285

Noble Energy, Inc.	1,050,490	37,523,503

Oasis Petroleum Inc. (b)	2,225,558	16,914,241

PrairieSky Royalty Ltd. (Canada)	1,566,120	30,476,823

Range Resources Corp.	646,529	26,061,584

Tullow Oil PLC (United Kingdom) (b)	6,511,148	17,033,588

Whiting Petroleum Corp. (b)	2,178,974	16,059,038
		453,067,388

Oil & Gas Refining & Marketing–1.54%

Phillips 66	183,483	13,955,717
Total Common Stocks & Other Equity Interests (Cost $1,074,056,581)		877,921,630

	Principal Amount	Value

Bonds and Notes–0.31%

Oil & Gas Exploration & Production–0.31%

Cobalt International Energy Inc., Sr. Unsec. Conv. Notes, 3.13%, 05/15/2024 (Cost $2,839,868)	$ 6,914,000	$ 2,839,061

	Shares

Money Market Funds–3.61%

Liquid Assets Portfolio –Institutional Class, 0.40% (c)	16,319,971	16,319,971
Premier Portfolio –Institutional Class, 0.36% (c)	16,319,970	16,319,970
Total Money Market Funds (Cost $32,639,941)		32,639,941
TOTAL INVESTMENTS–100.99% (Cost $1,109,536,390)		913,400,632
OTHER ASSETS LESS LIABILITIES–(0.99)%		(8,943,380)
NET ASSETS–100.00%		$ 904,457,252

Investment Abbreviations:

ADR	— American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of July 31, 2016.

See accompanying notes which are an integral part of this schedule.

Invesco Energy Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2016

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco Energy Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign

Invesco Energy Fund

E.	Forward Foreign Currency Contracts – (continued)

currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

F.	Other Risks - The Fund’s investments are concentrated in a comparatively narrow segment of the economy, which may make the Fund more volatile.

The businesses in which the Fund invests may be adversely affected by foreign, federal or state regulations governing energy production, distribution and sale. Although individual security selection drives the performance of the Fund, short-term fluctuations in commodity prices may cause price fluctuations in its shares.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of July 31, 2016. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$910,561,571	$—	$—	$910,561,571
Corporate Debt Securities	—	2,839,061	—	2,839,061
Total Investments	$910,561,571	$2,839,061	$—	$913,400,632

Invesco Energy Fund

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended July 31, 2016 was $62,422,407 and $60,249,135, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$90,608,650
Aggregate unrealized (depreciation) of investment securities	(292,755,776)
Net unrealized appreciation (depreciation) of investment securities	$(202,147,126)
Cost of investments for tax purposes is $1,115,547,758.

Invesco Energy Fund

Invesco Gold & Precious Metals Fund
Quarterly Schedule of Portfolio Holdings
July 31, 2016

invesco.com/us	I-GPM-QTR-1	07/16	Invesco Advisers, Inc.

Schedule of Investments

July 31, 2016

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–92.55%

Brazil–2.28%

Yamana Gold Inc.	1,649,875	$9,420,786

Canada–66.92%

Agnico Eagle Mines Ltd.	288,128	16,751,762
Alamos Gold Inc. -Class A	1,302,511	12,159,762
B2Gold Corp. (a)	3,911,953	12,253,408
Barrick Gold Corp.	757,958	16,568,962
Belo Sun Mining Corp. (a)	11,902,685	8,204,033
Continental Gold Inc. (a)	4,368,332	12,913,469
Detour Gold Corp. (a)	377,276	9,864,218
Eldorado Gold Corp.	1,024,762	4,198,718
Franco-Nevada Corp.	233,589	18,009,117
Goldcorp, Inc.	774,067	13,840,318
Ivanhoe Mines Ltd. -Class A (a)	4,761,333	5,214,403
Kinross Gold Corp. (a)	2,786,349	14,403,872
Lundin Gold Inc. (a)	1,726,452	7,417,496
Mandalay Resources Corp.	4,452,574	3,853,271
Nevsun Resources Ltd.	1,000,498	3,310,091
New Gold Inc. (a)	3,237,060	16,808,169
Platinum Group Metals Ltd. (a)	1,114,331	3,652,565
Pretium Resources Inc. (a)	1,248,645	14,831,694
Primero Mining Corp. (a)	1,795,890	4,084,850
Rubicon Minerals Corp. (a)	5,673,471	282,424
Sandstorm Gold Ltd. (a)	1,200,922	6,815,112
SEMAFO Inc. (a)	1,953,259	10,516,110
Silver Wheaton Corp.	707,324	19,713,120
Torex Gold Resources Inc. (a)	1,035,125	21,467,498
Turquoise Hill Resources Ltd. (a)	5,610,106	19,978,551
		277,112,993

Mali–2.86%

Randgold Resources Ltd. -ADR	100,820	11,857,440

Mexico–3.00%

Fresnillo PLC	485,937	12,416,642

Monaco–1.44%

Endeavour Mining Corp. (a)	307,555	5,975,623

South Africa–1.61%

Gold Fields Ltd. -ADR	650,086	4,037,034
Petra Diamonds Ltd.	1,652,837	2,634,844
		6,671,878

	Shares	Value

United States–14.44%

Argonaut Gold, Inc. (a)	1,334,520	$3,658,879
Boart Longyear Ltd. (a)	8,242,804	748,055
iShares® Gold Trust - ETF (a)	677,200	8,817,144
Newmont Mining Corp.	393,500	17,314,000
SPDR® Gold Trust - ETF (a)	88,400	11,401,832
Tahoe Resources Inc.	1,150,457	17,859,287
		59,799,197
Total Common Stocks & Other Equity Interests (Cost $297,023,318)		383,254,559

Money Market Funds–7.30%

Liquid Assets Portfolio –Institutional Class, 0.40% (b)	15,112,989	15,112,989
Premier Portfolio –Institutional Class, 0.36% (b)	15,112,988	15,112,988
Total Money Market Funds (Cost $30,225,977)		30,225,977
TOTAL INVESTMENTS–99.85% (Cost $327,249,295)		413,480,536
OTHER ASSETS LESS LIABILITIES–0.15%		605,415
NET ASSETS–100.00%		$414,085,951

Investment Abbreviations:

ADR	—American Depositary Receipt
ETF	—Exchange-Traded Fund
SPDR	—Standard & Poor’s Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of July 31, 2016.

See accompanying notes which are an integral part of this schedule.

                                 Invesco Gold & Precious Metals Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2016

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

                                 Invesco Gold & Precious Metals Fund

A.	Security Valuations – (continued)
changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

                                 Invesco Gold & Precious Metals Fund

E.	Forward Foreign Currency Contracts – (continued)

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

F.	Other Risks - The Fund’s investments are concentrated in a comparatively narrow segment of the economy, which may make the Fund more volatile.

The Fund may invest a large percentage of its assets in a limited number of securities or other instruments, which could negatively affect the value of the Fund.

Fluctuations in the price of gold and precious metals may affect the profitability of companies in the gold and precious metals sector. Changes in the political or economic conditions of countries where companies in the gold and precious metals sector are located may have a direct effect on the price of gold and precious metals.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of July 31, 2016. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the three months ended July 31, 2016, there were transfers from Level 1 to Level 2 of $3,382,899 and from Level 2 to Level 1 of $12,416,642, due to foreign fair value adjustments.

                                 Invesco Gold & Precious Metals Fund

	Level 1	Level 2	Level 3	Total
Brazil	$9,420,786	$—	$—	$9,420,786
Canada	277,112,993	—	—	277,112,993
Mali	11,857,440	—	—	11,857,440
Mexico	12,416,642	—	—	12,416,642
Monaco	5,975,623	—	—	5,975,623
South Africa	4,037,034	2,634,844	—	6,671,878
United States	89,277,119	748,055	—	90,025,174
Total Investments	$410,097,637	$3,382,899	$—	$413,480,536

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended July 31, 2016 was $36,154,019 and $27,211,046, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$75,639,136
Aggregate unrealized (depreciation) of investment securities	(38,104,538)
Net unrealized appreciation of investment securities	$37,534,598
Cost of investments for tax purposes is $375,945,938.

                                 Invesco Gold & Precious Metals Fund

Invesco Mid Cap Growth Fund

Quarterly Schedule of Portfolio Holdings

July 31, 2016

invesco.com/us	VK-MCG-QTR-1 07/16	Invesco Advisers, Inc.

Schedule of Investments(a)

July 31, 2016

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–97.15%

Airlines–0.76%

Southwest Airlines Co.	555,535	$20,560,350

Alternative Carriers–0.75%

Zayo Group Holdings, Inc. (b)	722,118	20,435,939

Apparel Retail–2.84%

Burlington Stores, Inc. (b)	849,729	65,012,766
Foot Locker, Inc.	205,612	12,258,587
		77,271,353

Apparel, Accessories & Luxury Goods–0.47%

Under Armour, Inc. -Class A (b)(c)	327,044	12,905,156

Application Software–4.79%

Cadence Design Systems, Inc. (b)	1,840,038	44,252,914
Mobileye N.V. (b)(c)	604,044	28,939,748
SS&C Technologies Holdings, Inc.	617,780	19,904,871
Tyler Technologies, Inc. (b)	228,087	37,182,743
		130,280,276

Asset Management & Custody Banks–0.88%

Affiliated Managers Group, Inc. (b)	162,508	23,852,924

Automobile Manufacturers–0.57%

Tesla Motors, Inc. (b)	66,488	15,610,718

Automotive Retail–3.03%

Advance Auto Parts, Inc.	194,182	32,983,754
O’Reilly Automotive, Inc. (b)	170,309	49,496,905
		82,480,659

Biotechnology–3.15%

BioMarin Pharmaceutical Inc. (b)	416,747	41,432,987
Medivation Inc. (b)	692,837	44,334,639
		85,767,626

Building Products–7.55%

A.O. Smith Corp.	524,935	48,761,212
Allegion PLC	500,081	36,200,863
Lennox International Inc.	246,442	38,642,106
Masco Corp.	1,212,209	44,221,384
Owens Corning	712,326	37,689,169
		205,514,734

Casinos & Gaming–0.77%

Wynn Resorts Ltd. (c)	213,029	20,866,191

Communications Equipment–1.83%

F5 Networks, Inc. (b)	158,593	19,573,548

	Shares	Value

Communications Equipment–(continued)

Palo Alto Networks, Inc. (b)	231,060	$30,243,444
		49,816,992

Construction Machinery & Heavy Trucks–0.45%

WABCO Holdings Inc. (b)	122,405	12,273,549

Construction Materials–1.07%

Vulcan Materials Co.	235,787	29,232,872

Consumer Electronics–0.74%

Harman International Industries, Inc.	242,384	20,030,614

Data Processing & Outsourced Services–2.02%

Alliance Data Systems Corp. (b)	56,720	13,137,487
Fidelity National Information Services, Inc.	527,387	41,943,088
		55,080,575

Distillers & Vintners–2.06%

Constellation Brands, Inc. -Class A	340,426	56,044,332

Diversified Support Services–1.51%

KAR Auction Services Inc.	962,100	41,149,017

Electrical Components & Equipment–1.51%

Acuity Brands, Inc.	156,501	41,070,557

Electronic Components–1.86%

Amphenol Corp. -Class A	850,813	50,640,390

Footwear–1.19%

Skechers U.S.A., Inc. -Class A (b)	1,346,193	32,335,556

General Merchandise Stores–1.03%

Dollar Tree, Inc. (b)	290,956	28,016,153

Health Care Equipment–5.24%

Boston Scientific Corp. (b)	1,904,223	46,234,534
DexCom Inc. (b)	494,568	45,614,007
Hologic, Inc. (b)	1,320,051	50,808,763
		142,657,304

Health Care Facilities–1.48%

VCA Inc. (b)	565,076	40,312,522

Health Care Services–1.14%

Team Health Holdings, Inc. (b)	759,404	31,014,059

Health Care Supplies–1.13%

Penumbra, Inc. (b)(c)	449,890	30,731,986

Home Entertainment Software–1.03%

Electronic Arts Inc. (b)	367,306	28,032,794

Homebuilding–0.70%

D.R. Horton, Inc.	575,749	18,930,627

See accompanying notes which are an integral part of this schedule.

Invesco Mid Cap Growth Fund

	Shares	Value

Housewares & Specialties–1.29%

Newell Brands, Inc.	666,250	$34,951,475

Industrial Conglomerates–1.41%

Carlisle Cos. Inc.	371,775	38,400,640

Industrial Machinery–1.93%

Stanley Black & Decker Inc.	432,391	52,621,985

Integrated Telecommunication Services–1.32%

SBA Communications Corp. -Class A (b)	311,043	35,769,945

Internet Software & Services–1.40%

CoStar Group Inc. (b)	183,523	38,154,432

Investment Banking & Brokerage–0.76%

E*TRADE Financial Corp. (b)	826,836	20,737,047

IT Consulting & Other Services–1.05%

Gartner, Inc. (b)	284,948	28,566,037

Leisure Products–1.64%

Brunswick Corp.	899,133	44,614,980

Life Sciences Tools & Services–3.64%

INC Research Holdings, Inc. -Class A (b)	660,534	29,400,368
Patheon N.V. (b)	918,092	23,741,859
VWR Corp. (b)	1,463,153	45,825,952
		98,968,179

Managed Health Care–2.20%

Centene Corp. (b)	848,979	59,895,468

Metal & Glass Containers–0.82%

Berry Plastics Group Inc. (b)	544,235	22,313,635

Movies & Entertainment–1.36%

Cinemark Holdings, Inc.	981,423	36,901,505

Oil & Gas Exploration & Production–1.65%

Diamondback Energy Inc. (b)	274,368	24,086,767
Pioneer Natural Resources Co.	128,553	20,898,861
		44,985,628

Oil & Gas Storage & Transportation–0.98%

Cheniere Energy, Inc. (b)	390,826	16,348,252
Targa Resources Corp.	276,974	10,320,051
		26,668,303

Packaged Foods & Meats–1.60%

WhiteWave Foods Co. (The) (b)	786,535	43,644,827

Pharmaceuticals–0.44%

Pacira Pharmaceuticals, Inc. (b)(c)	326,284	11,827,795

Regional Banks–1.29%

Signature Bank (b)	291,833	35,090,000

Restaurants–2.44%

Chipotle Mexican Grill, Inc. (b)	59,024	25,025,586

	Shares	Value

Restaurants–(continued)

Domino’s Pizza, Inc.	280,475	$41,313,967
		66,339,553

Semiconductors–2.57%

NXP Semiconductors N.V. (Netherlands)(b)	618,429	52,003,695
Qorvo, Inc. (b)	281,511	17,799,940
		69,803,635

Soft Drinks–1.76%

Monster Beverage Corp. (b)	298,012	47,869,668

Specialized Finance–3.74%

Intercontinental Exchange, Inc.	193,959	51,243,968
S&P Global Inc.	414,239	50,620,006
		101,863,974

Specialized REIT’s–3.44%

CoreSite Realty Corp.	288,620	23,819,809
CubeSmart	831,545	24,705,202
Equinix, Inc.	120,935	45,093,033
		93,618,044

Specialty Chemicals–1.65%

PPG Industries, Inc.	427,935	44,809,074

Specialty Stores–3.37%

Signet Jewelers Ltd.	154,073	13,544,557
Tractor Supply Co.	527,970	48,388,451
Ulta Salon, Cosmetics & Fragrance, Inc. (b)	114,291	29,853,952
		91,786,960

Systems Software–1.85%

ServiceNow, Inc. (b)	673,144	50,431,949
Total Common Stocks & Other Equity Interests (Cost $2,101,544,583)		2,643,550,563

Money Market Funds–2.34%

Liquid Assets Portfolio –Institutional Class, 0.40% (d)	31,822,735	31,822,735
Premier Portfolio –Institutional Class, 0.36% (d)	31,822,736	31,822,736
Total Money Market Funds (Cost $63,645,471)		63,645,471
TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–99.49% (Cost $2,165,190,054)		2,707,196,034

See accompanying notes which are an integral part of this schedule.

Invesco Mid Cap Growth Fund

	Shares	Value

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–2.25%

Liquid Assets Portfolio –Institutional Class, 0.40% (Cost $61,196,900)(d)(e)	61,196,900	$61,196,900
TOTAL INVESTMENTS–101.74% (Cost $2,226,386,954)		2,768,392,934
OTHER ASSETS LESS LIABILITIES–(1.74)%		(47,451,332)
NET ASSETS–100.00%		$2,720,941,602

Investment Abbreviations:

REIT	—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	All or a portion of this security was out on loan at July 31, 2016.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of July 31, 2016.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D.

See accompanying notes which are an integral part of this schedule.

Invesco Mid Cap Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2016

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco Mid Cap Growth Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

Invesco Mid Cap Growth Fund

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs.In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of July 31, 2016, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended July 31, 2016 was $334,097,301 and $402,748,132, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$605,477,684
Aggregate unrealized (depreciation) of investment securities	(69,232,011)
Net unrealized appreciation of investment securities	$536,245,673
Cost of investments for tax purposes is $2,232,147,261.

Invesco Mid Cap Growth Fund

Invesco Small Cap Value Fund

Quarterly Schedule of Portfolio Holdings

July 31, 2016

invesco.com/us	VK-SCV-QTR-1 07/16	Invesco Advisers, Inc.

Schedule of Investments(a)

July 31, 2016

(Unaudited)

	Shares	Value

Common Stocks–90.55%

Advertising–2.19%

MDC Partners Inc. -Class A (b)	4,547,879	$58,030,936

Apparel Retail–1.42%

Tailored Brands, Inc. (b)	2,566,456	37,598,580

Asset Management & Custody Banks–3.38%

Affiliated Managers Group, Inc. (c)	611,500	89,755,970

Auto Parts & Equipment–5.47%

Dana Inc.	5,071,735	69,178,465
Gentex Corp.	3,042,400	53,759,208
Modine Manufacturing Co. (c)	2,332,938	22,396,205
		145,333,878

Automobile Manufacturers–1.22%

Winnebago Industries, Inc. (b)	1,366,607	32,470,582

Building Products–0.79%

Owens Corning	80,049	4,235,392
Ply Gem Holdings Inc. (c)	1,081,230	16,607,693
		20,843,085

Construction & Engineering–3.56%

AECOM (c)	2,666,699	94,641,148

Construction Machinery & Heavy Trucks–2.42%

Meritor, Inc. (c)	3,853,998	32,296,503
Terex Corp.	1,206,400	29,122,496
WABCO Holdings Inc. (c)	27,900	2,797,533
		64,216,532

Consumer Electronics–1.92%

Harman International Industries, Inc.	616,200	50,922,768

Consumer Finance–3.48%

SLM Corp. (c)	6,928,900	49,818,791
Synchrony Financial (c)	1,531,800	42,706,584
		92,525,375

Diversified Metals & Mining–0.42%

Ferroglobe PLC	1,203,948	11,220,795

Electronic Components–5.74%

Belden Inc.	1,503,568	110,076,213
Vishay Intertechnology, Inc.	3,169,800	42,253,434
		152,329,647

Electronic Equipment & Instruments–1.84%

FLIR Systems, Inc.	1,498,159	48,810,020

	Shares	Value

Electronic Manufacturing Services–1.72%

Flextronics International Ltd. (c)	2,593,600	$32,860,912
KEMET Corp. (b)(c)	3,744,102	12,879,711
		45,740,623

Environmental & Facilities Services–0.49%

Team, Inc. (c)	471,709	13,023,885

Health Care Facilities–4.46%

Brookdale Senior Living Inc. (c)	3,666,503	67,720,310
Hanger, Inc. (b)(c)	4,723,233	50,774,755
		118,495,065

Health Care Supplies–2.14%

Alere, Inc. (c)	1,515,794	56,842,275

Homebuilding–0.50%

Installed Building Products Inc. (c)	373,579	13,385,336

Human Resource & Employment Services–5.45%

Kelly Services, Inc. -Class A	1,532,695	31,374,267
Kforce Inc. (b)	2,460,511	43,944,726
ManpowerGroup Inc.	999,003	69,330,808
		144,649,801

Industrial Machinery–0.85%

Chart Industries, Inc. (c)	456,200	13,695,124
Kennametal Inc.	357,400	8,884,964
		22,580,088

Investment Banking & Brokerage–7.28%

E*TRADE Financial Corp. (c)	3,343,100	83,844,948
LPL Financial Holdings, Inc.	3,027,719	81,597,027
TD Ameritrade Holding Corp.	917,600	27,858,336
		193,300,311

IT Consulting & Other Services–0.36%

Ciber, Inc. (b)(c)	6,808,657	9,532,120

Leisure Products–1.23%

Arctic Cat Inc. (b)	2,095,362	32,708,601

Life & Health Insurance–0.64%

CNO Financial Group, Inc.	972,188	16,886,906

Oil & Gas Equipment & Services–4.22%

Forum Energy Technologies Inc. (c)	2,189,500	35,754,535
Helix Energy Solutions Group Inc. (c)	3,004,500	23,855,730
Weatherford International PLC (c)	9,240,909	52,488,363
		112,098,628

Personal Products–0.54%

Nu Skin Enterprises, Inc. -Class A	270,878	14,464,885

See accompanying notes which are an integral part of this schedule.

Invesco Small Cap Value Fund

	Shares	Value

Property & Casualty Insurance–2.84%

AmTrust Financial Services, Inc.	3,159,008	$75,405,521

Real Estate Services–2.06%

Realogy Holdings Corp. (c)	1,768,838	54,816,290

Regional Banks–4.70%

First Horizon National Corp.	4,178,467	60,838,480
SVB Financial Group (c)	355,900	35,739,478
Zions Bancorp.	1,016,200	28,331,656
		124,909,614

Reinsurance–1.69%

Reinsurance Group of America, Inc.	412,494	40,940,030
Validus Holdings, Ltd.	79,700	3,939,571
		44,879,601

Research & Consulting Services–3.20%

FTI Consulting, Inc. (c)	80,218	3,436,539
Huron Consulting Group Inc. (c)	49,755	3,058,440
Navigant Consulting, Inc. (c)	1,810,515	35,685,251
Resources Connection Inc. (b)	2,865,628	42,697,857
		84,878,087

Semiconductor Equipment–1.34%

Brooks Automation, Inc.	1,537,864	19,269,436
Lam Research Corp.	180,717	16,222,965
		35,492,401

Semiconductors–3.33%

ON Semiconductor Corp. (c)	8,813,500	88,399,405

Specialty Chemicals–1.38%

Flotek Industries, Inc. (c)	2,380,500	33,803,100
Kraton Performance Polymers, Inc. (c)	90,607	2,710,055
		36,513,155

Steel–4.67%

Allegheny Technologies, Inc.	2,682,500	47,775,325
Carpenter Technology Corp.	1,939,078	76,108,812
		123,884,137

Thrifts & Mortgage Finance–1.26%

BofI Holding, Inc. (c)	1,982,100	33,338,922

Trading Companies & Distributors–0.35%

DXP Enterprises, Inc. (c)	557,900	9,283,456
Total Common Stocks (Cost $2,237,607,110)		2,404,208,429

	Shares	Value

Money Market Funds–9.89%

Liquid Assets Portfolio –Institutional Class, 0.40% (d)	131,357,632	$ 131,357,632
Premier Portfolio –Institutional Class, 0.36% (d)	131,357,633	131,357,633
Total Money Market Funds (Cost $262,715,265)		262,715,265
TOTAL INVESTMENTS–100.44% (Cost $2,500,322,375)		2,666,923,694
OTHER ASSETS LESS LIABILITIES–(0.44)%		(11,649,026)
NET ASSETS–100.00%		$ 2,655,274,668

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Affiliated company during the period. The Investment Company Act of 1940 defines an “affiliated person” as an issuance in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The aggregate value of these securities as of July 31, 2016 was $320,637,868, which represented 12.08% of the Fund’s Net Assets. See Note 3.

(c)	Non-income producing security.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of July 31, 2016.

See accompanying notes which are an integral part of this schedule.

Invesco Small Cap Value Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2016

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco Small Cap Value Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

NOTE 2 — Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of July 31, 2016, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco Small Cap Value Fund

NOTE 3 — Investments in Other Affiliates

The Investment Company Act of 1940, as amended (the “1940 Act”), defines an “affiliated person” as an issuance in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The following is a summary of the investments in other affiliates for the three months ended July 31, 2016.

	Value 04/30/16	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 07/31/16	Dividend Income
Arctic Cat Inc.	$34,845,870	$—	$—	$(2,137,269)	$—	$32,708,601	$—
Ciber, Inc.	15,796,084	—	—	(6,263,964)	—	9,532,120	—
Elizabeth Arden, Inc.	54,853,475	—	(73,661,118)	57,932,456	(39,124,813)	—	—
Hanger, Inc.	32,543,075	—	—	18,231,680	—	50,774,755	—
Kelly Services, Inc. – Class A(a)	51,752,550	—	(23,522,000)	(951,959)	4,095,676	31,374,267	206,790
KEMET Corp.	8,686,317	—	—	4,193,394	—	12,879,711	—
Kforce Inc.	46,281,442	457,113	—	(2,793,829)	—	43,944,726	295,261
MDC Partners Inc. – Class A	99,126,999	—	(6,270,229)	(34,463,483)	(362,351)	58,030,936	874,218
Modine Manufacturing Co. (a)	26,336,684	—	(1,100,919)	(2,627,737)	(211,823)	22,396,205	—
Resources Connection Inc.	50,908,793	—	(8,849,504)	758,228	(119,660)	42,697,857	344,677
Tailored Brands, Inc.	44,707,664	—	—	(7,109,084)	—	37,598,580	461,962
Winnebago Industries, Inc.	49,362,160	—	(20,530,790)	2,681,182	958,030	32,470,582	155,045
Total	$515,201,113	$457,113	$(133,934,560)	$27,449,615	$(34,764,941)	$374,408,340	$2,337,953

(a)	As of July 31, 2016, this security is no longer considered as an affiliate of the fund.

NOTE 4 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended July 31, 2016 was $180,974,841 and $478,980,081, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$434,663,245
Aggregate unrealized (depreciation) of investment securities	(268,846,637)
Net unrealized appreciation of investment securities	$165,816,608
Cost of investments for tax purposes is $2,501,107,086.

Invesco Small Cap Value Fund

Invesco Technology Fund

Quarterly Schedule of Portfolio Holdings

July 31, 2016

invesco.com/us	I-TEC-QTR-1 07/16	Invesco Advisers, Inc.

Schedule of Investments(a)

July 31, 2016

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–98.52%

Aerospace & Defense–3.93%

Raytheon Co.	194,013	$27,070,634

Application Software–2.35%

salesforce.com, inc. (b)	197,825	16,182,085

Biotechnology–12.76%

Alexion Pharmaceuticals, Inc. (b)	41,118	5,287,775
Alkermes PLC (b)	318,818	15,909,018
Amgen Inc.	107,255	18,451,078
Biogen Inc. (b)	23,334	6,765,227
Celgene Corp. (b)	215,613	24,189,622
Gilead Sciences, Inc.	126,183	10,027,763
Vertex Pharmaceuticals Inc. (b)	75,100	7,284,700
		87,915,183

Cable & Satellite–3.64%

Charter Communications, Inc. -Class A (b)	28,164	6,614,879
DISH Network Corp. -Class A (b)	345,374	18,449,879
		25,064,758

Communications Equipment–0.34%

Palo Alto Networks, Inc. (b)	17,685	2,314,790

Consumer Electronics–3.92%

Harman International Industries, Inc.	121,982	10,080,593
Sony Corp. (Japan)	510,200	16,916,404
		26,996,997

Data Processing & Outsourced Services–6.48%

First Data Corp. -Class A (b)	376,461	4,668,116
MasterCard, Inc. -Class A	123,454	11,757,759
Vantiv, Inc. -Class A (b)	48,189	2,639,312
Visa Inc. -Class A	327,402	25,553,726
		44,618,913

Health Care Equipment–1.75%

Medtronic PLC	137,287	12,030,460

Home Entertainment Software–6.79%

Activision Blizzard, Inc.	546,963	21,966,034
Electronic Arts Inc. (b)	149,148	11,382,976
Nintendo Co., Ltd. (Japan)	32,100	6,631,263
Take-Two Interactive Software, Inc. (b)	169,852	6,824,653
		46,804,926

	Shares	Value

Internet Retail–7.93%

Amazon.com, Inc. (b)	58,505	$44,394,179
Netflix Inc. (b)	23,630	2,156,237
Priceline Group Inc. (The) (b)	6,005	8,111,614
		54,662,030

Internet Software & Services–16.99%

Alibaba Group Holding Ltd. -ADR (China)(b)	81,871	6,752,720
Alphabet Inc. -Class A (b)	57,158	45,231,412
Alphabet Inc. -Class C (b)	21,009	16,151,509
Facebook Inc. -Class A (b)	394,547	48,900,155
		117,035,796

IT Consulting & Other Services–0.52%

Cognizant Technology Solutions Corp. -Class A (b)	61,906	3,558,976

Life Sciences Tools & Services–2.57%

Thermo Fisher Scientific, Inc.	111,497	17,710,183

Managed Health Care–0.74%

UnitedHealth Group Inc.	35,787	5,124,698

Pharmaceuticals–5.63%

Allergan PLC (b)	64,360	16,279,862
Bristol-Myers Squibb Co.	203,647	15,234,832
Eli Lilly and Co.	88,070	7,300,122
		38,814,816

Semiconductors–8.58%

Broadcom Ltd. (Singapore)	167,893	27,195,308
Integrated Device Technology, Inc. (b)	519,499	11,423,783
NXP Semiconductors N.V. (Netherlands)(b)	243,366	20,464,647
		59,083,738

Systems Software–5.46%

Microsoft Corp.	556,798	31,559,311
ServiceNow, Inc. (b)	81,220	6,085,002
		37,644,313

Technology Hardware, Storage & Peripherals–4.42%

Apple Inc.	292,227	30,452,976

Tobacco–1.25%

Philip Morris International Inc.	85,604	8,582,657

Wireless Telecommunication Services–2.47%

Sprint Corp. (b)	2,771,089	17,014,486
Total Common Stocks & Other Equity Interests (Cost $448,769,913)		678,683,415

See accompanying notes which are an integral part of this schedule.

Invesco Technology Fund

	Shares	Value

Money Market Funds–1.69%

Liquid Assets Portfolio –Institutional Class, 0.40% (c)	5,832,936	$5,832,936
Premier Portfolio –Institutional Class, 0.36% (c)	5,832,936	5,832,936
Total Money Market Funds (Cost $11,665,872)		11,665,872
TOTAL INVESTMENTS–100.21% (Cost $460,435,785)		690,349,287
OTHER ASSETS LESS LIABILITIES–(0.21)%		(1,439,575)
NET ASSETS–100.00%		$688,909,712

Investment Abbreviations:

ADR	— American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of July 31, 2016.

See accompanying notes which are an integral part of this schedule.

Invesco Technology Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2016

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco Technology Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

Invesco Technology Fund

E.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

F.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

G.	Other Risks - The Fund’s investments are concentrated in a comparatively narrow segment of the economy, which may make the Fund more volatile.

Many products and services offered in technology-related industries are subject to rapid obsolescence, which may lower the value of the issuers in this sector.

Invesco Technology Fund

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of July 31, 2016. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$666,801,620	$23,547,667	$—	$690,349,287

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended July 31, 2016 was $80,502,649 and $97,177,409, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$242,039,943
Aggregate unrealized (depreciation) of investment securities	(13,041,532)
Net unrealized appreciation of investment securities	$228,998,411
Cost of investments for tax purposes is $461,350,876.

Invesco Technology Fund

Invesco Technology Sector Fund

Quarterly Schedule of Portfolio Holdings

July 31, 2016

invesco.com/us	MS-TECH-QTR-1 07/16	Invesco Advisers, Inc.

Schedule of Investments(a)

July 31, 2016

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–98.70%

Aerospace & Defense–3.93%

Raytheon Co.	23,814	$3,322,767

Application Software–2.35%

salesforce.com, inc. (b)	24,306	1,988,231

Biotechnology–12.74%

Alexion Pharmaceuticals, Inc. (b)	5,057	650,330
Alkermes PLC (b)	38,306	1,911,470
Amgen Inc.	13,188	2,268,732
Biogen Inc. (b)	2,869	831,809
Celgene Corp. (b)	26,468	2,969,445
Gilead Sciences, Inc.	15,520	1,233,374
Vertex Pharmaceuticals Inc. (b)	9,241	896,377
		10,761,537

Cable & Satellite–3.65%

Charter Communications, Inc. -Class A (b)	3,463	813,355
DISH Network Corp. -Class A (b)	42,495	2,270,083
		3,083,438

Communications Equipment–0.34%

Palo Alto Networks, Inc. (b)	2,171	284,162

Consumer Electronics–3.93%

Harman International Industries, Inc.	15,006	1,240,096
Sony Corp. (Japan)	62,800	2,082,223
		3,322,319

Data Processing & Outsourced Services–6.48%

First Data Corp. -Class A (b)	46,028	570,747
MasterCard, Inc. -Class A	15,154	1,443,267
Vantiv, Inc. -Class A (b)	5,927	324,622
Visa Inc. -Class A	40,174	3,135,581
		5,474,217

Health Care Equipment–1.75%

Medtronic PLC	16,841	1,475,777

Home Entertainment Software–6.81%

Activision Blizzard, Inc.	67,312	2,703,250
Electronic Arts Inc. (b)	18,353	1,400,701
Nintendo Co., Ltd. (Japan)	3,900	805,667
Take-Two Interactive Software, Inc. (b)	20,869	838,516
		5,748,134

Internet Retail–7.96%

Amazon.com, Inc. (b)	7,192	5,457,362
Netflix Inc. (b)	2,906	265,173

	Shares	Value

Internet Retail–(continued)

Priceline Group Inc. (The) (b)	738	$996,898
		6,719,433

Internet Software & Services–17.07%

Alibaba Group Holding Ltd. -ADR (China)(b)	10,046	828,594
Alphabet Inc. -Class A (b)	7,048	5,577,365
Alphabet Inc. -Class C (b)	2,594	1,994,241
Facebook Inc. -Class A (b)	48,514	6,012,825
		14,413,025

IT Consulting & Other Services–0.52%

Cognizant Technology Solutions Corp. -Class A (b)	7,621	438,131

Life Sciences Tools & Services–2.57%

Thermo Fisher Scientific, Inc.	13,688	2,174,202

Managed Health Care–0.75%

UnitedHealth Group Inc.	4,412	631,798

Pharmaceuticals–5.65%

Allergan PLC (b)	7,916	2,002,352
Bristol-Myers Squibb Co.	25,059	1,874,664
Eli Lilly and Co.	10,821	896,953
		4,773,969

Semiconductors–8.61%

Broadcom Ltd. (Singapore)	20,659	3,346,345
Integrated Device Technology, Inc. (b)	63,855	1,404,171
NXP Semiconductors N.V. (Netherlands)(b)	29,941	2,517,739
		7,268,255

Systems Software–5.48%

Microsoft Corp.	68,410	3,877,478
ServiceNow, Inc. (b)	9,965	746,578
		4,624,056

Technology Hardware, Storage & Peripherals–4.43%

Apple Inc.	35,903	3,741,452

Tobacco–1.25%

Philip Morris International Inc.	10,532	1,055,938

Wireless Telecommunication Services–2.43%

Sprint Corp. (b)	333,640	2,048,549
Total Common Stocks & Other Equity Interests (Cost $71,234,148)		83,349,390

See accompanying notes which are an integral part of this schedule.

Invesco Technology Sector Fund

	Shares	Value

Money Market Funds–1.85%

Liquid Assets Portfolio –Institutional Class, 0.40% (c)	781,296	$781,296
Premier Portfolio –Institutional Class, 0.36% (c)	781,297	781,297
Total Money Market Funds (Cost $1,562,593)		1,562,593
TOTAL INVESTMENTS–100.55% (Cost $72,796,741)		84,911,983
OTHER ASSETS LESS LIABILITIES–(0.55)%		(468,326)
NET ASSETS–100.00%		$84,443,657

Investment Abbreviations:

ADR	—American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of July 31, 2016.

See accompanying notes which are an integral part of this schedule.

Invesco Technology Sector Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2016

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco Technology Sector Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

Invesco Technology Sector Fund

E.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

F.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

G.	Other Risks - The Fund’s investments are concentrated in a comparatively narrow segment of the economy, which may make the Fund more volatile.

Many products and services offered in technology-related industries are subject to rapid obsolescence, which may lower the value of the issuers in this sector.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Invesco Technology Sector Fund

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of July 31, 2016. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$82,024,093	$2,887,890	$—	$84,911,983

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended July 31, 2016 was $9,898,343 and $10,909,059, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$16,296,920
Aggregate unrealized (depreciation) of investment securities	(4,266,088)
Net unrealized appreciation of investment securities	$12,030,832
Cost of investments for tax purposes is $72,881,151.

Invesco Technology Sector Fund

Invesco Value Opportunities Fund

Quarterly Schedule of Portfolio Holdings

July 31, 2016

invesco.com/us	VK-VOPP-QTR-1 07/16	Invesco Advisers, Inc.

Schedule of Investments(a)

July 31, 2016

(Unaudited)

	Shares	Value

Common Stocks–93.35%

Advertising–1.74%

Omnicom Group Inc.	153,955	$12,668,957

Asset Management & Custody Banks–4.75%

Affiliated Managers Group, Inc. (b)	235,900	34,625,402

Auto Parts & Equipment–5.61%

Dana Inc.	1,684,800	22,980,672
Gentex Corp.	1,011,400	17,871,438
		40,852,110

Building Products–0.24%

Owens Corning	32,559	1,722,697

Construction & Engineering–4.84%

AECOM (b)	993,790	35,269,607

Consumer Electronics–2.49%

Harman International Industries, Inc.	219,700	18,156,008

Consumer Finance–3.74%

Synchrony Financial (b)	976,900	27,235,972

Diversified Banks–11.14%

Bank of America Corp.	1,565,566	22,685,052
Citigroup Inc.	533,121	23,356,031
JPMorgan Chase & Co.	525,464	33,613,932
Wells Fargo & Co.	31,625	1,517,051
		81,172,066

Electronic Components–5.38%

Belden Inc.	535,492	39,203,369

Electronic Equipment & Instruments–2.31%

FLIR Systems, Inc.	516,900	16,840,602

Electronic Manufacturing Services–1.24%

Flextronics International Ltd. (b)	714,500	9,052,715

Health Care Facilities–2.81%

Brookdale Senior Living Inc. (b)	1,110,467	20,510,325

Health Care Supplies–2.13%

Alere, Inc. (b)	414,525	15,544,688

Hotels, Resorts & Cruise Lines–1.53%

Carnival Corp.	239,400	11,184,768

Human Resource & Employment Services–1.80%

ManpowerGroup Inc.	189,200	13,130,480

	Shares	Value

Investment Banking & Brokerage–7.94%

E*TRADE Financial Corp. (b)	486,300	$12,196,404
LPL Financial Holdings, Inc.	823,340	22,189,013
TD Ameritrade Holding Corp.	773,400	23,480,424
		57,865,841

Life & Health Insurance–5.40%

Aflac, Inc.	102,700	7,423,156
MetLife, Inc.	426,800	18,241,432
Unum Group	409,274	13,673,844
		39,338,432

Managed Health Care–1.39%

Anthem, Inc.	77,100	10,126,314

Oil & Gas Equipment & Services–3.27%

Halliburton Co.	172,600	7,535,716
Weatherford International PLC (b)	2,870,073	16,302,015
		23,837,731

Oil & Gas Exploration & Production–1.82%

Apache Corp.	253,000	13,282,500

Personal Products–0.65%

Nu Skin Enterprises, Inc. -Class A	88,364	4,718,638

Pharmaceuticals–1.92%

Novartis AG (Switzerland)	131,100	10,861,876
Pfizer Inc.	84,700	3,124,583
		13,986,459

Property & Casualty Insurance–3.23%

AmTrust Financial Services, Inc.	986,652	23,551,383

Real Estate Services–2.06%

Realogy Holdings Corp. (b)	484,166	15,004,304

Regional Banks–3.14%

First Horizon National Corp.	788,400	11,479,104
SVB Financial Group (b)	75,300	7,561,626
Zions Bancorp.	138,100	3,850,228
		22,890,958

Semiconductor Equipment–2.24%

Lam Research Corp.	182,000	16,338,140

Semiconductors–3.04%

ON Semiconductor Corp. (b)	2,211,100	22,177,333

Steel–2.75%

Allegheny Technologies, Inc.	1,125,150	20,038,921

Systems Software–2.75%

Oracle Corp.	487,900	20,023,416
Total Common Stocks (Cost $707,401,050)		680,350,136

See accompanying notes which are an integral part of this schedule.

Invesco Value Opportunities Fund

	Shares	Value

Money Market Funds–6.46%

Liquid Assets Portfolio –Institutional Class, 0.40% (c)	23,520,019	$23,520,019
Premier Portfolio –Institutional Class, 0.36% (c)	23,520,018	23,520,018
Total Money Market Funds (Cost $47,040,037)		47,040,037
TOTAL INVESTMENTS–99.81% (Cost $754,441,087)		727,390,173
OTHER ASSETS LESS LIABILITIES–0.19%		1,413,122
NET ASSETS–100.00%		$728,803,295

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of July 31, 2016.

See accompanying notes which are an integral part of this schedule.

Invesco Value Opportunities Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2016

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco Value Opportunities Fund

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance.

Invesco Value Opportunities Fund

E.	Forward Foreign Currency Contracts – (continued)

Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of July 31, 2016, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended July 31, 2016 was $52,417,243 and $103,560,741, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$55,188,965
Aggregate unrealized (depreciation) of investment securities	(88,433,908)
Net unrealized appreciation (depreciation) of investment securities	$(33,244,943)
Cost of investments for tax purposes is $760,635,116.

Invesco Value Opportunities Fund

Item 2.	Controls and Procedures.

(a)	As of August 12, 2016, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of August 12, 2016, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:     AIM Sector Funds (Invesco Sector Funds)

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	September 29, 2016

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	September 29, 2016

By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer

Date:	September 29, 2016

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.